June 18, 2025

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC  20549

Re:	NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Dear Sir or Madam:

On behalf of NEOS ETF Trust, a registered investment company (the “Registrant”), we hereby submit via electronic filing Post-Effective Amendment No. 185 to the Trust’s Registration Statement under the Securities Act of 1933, as amended. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to register shares of the NEOS International High Income ETF, a proposed series of the Trust. Please note that this Post-Effective Amendment No. 185 is being filed today to correct an error in Post-Effective Amendment No. 184, which was filed earlier today.

If you have any questions, please contact Bibb L. Strench at (202) 973-2727 or Daniel Moler at (513) 352-6611.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench